INCOME TAXES - Reconciliation Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance, beginning of year	$ 423	$ 344	$ 345
Additions based on tax positions related to the current year	145	16	5
Additions for tax positions of prior years	57	96	23
Reductions for tax positions of prior years	(18)	(20)	(39)
Lapse of statute of limitations	(9)	(13)	(5)
Balance, end of year	598	423	344
Salix
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Acquisition of Salix	$ 0	$ 0	$ 15